METROPOLITAN SERIES FUND

SUPPLEMENT DATED JUNE 10, 2016

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2016, AS AMENDED MAY 27, 2016

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO

Effective immediately, the information in the section entitled “Appendix C—Portfolio Managers” and in the Other Accounts Managed table in Appendix C pertaining to Christopher Orndorff is amended to reflect that Mr. Orndorff is no longer a portfolio manager of the Portfolio.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE